Other Intangible Assets Weighted average amortization period for finite-lived other intangible assets acquired (Detail)	12 Months Ended
Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years 1 month
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
The weighted-average amortization period for the finite lived other intangible assets acquired, as a result of the acquisition of HMI, by major intangible asset class is as follows:

(in years)	Brands	Developed technology	Customer relationships

Weighted-average amortization period	20.0	15.0	15.0

Brand [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years